Commitments and Contingencies - Additional Information (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Long-term Purchase Commitment [Line Items]
Period of agreement	9 months	9 months
Contingent Value Rights Agreement [Member] | Shareholder Representative Series LLC [Member]
Long-term Purchase Commitment [Line Items]
Business combination contingent consideration agreement	$ 0	$ 0
Whitehead Institute for Biomedical Research [Member]
Long-term Purchase Commitment [Line Items]
Common unit issued	300,000	300,000
Common Unit, Issuance Value	$ 800	$ 800
Whitehead Institute for Biomedical Research [Member] | Maximum [Member]
Long-term Purchase Commitment [Line Items]
Payment of license fees	100	100
Annual cost maintenance	100	100
Whitehead Institute for Biomedical Research [Member] | Maximum [Member] | Developmental and Regulatory [Member] | First Two Licensed Products [Member]
Long-term Purchase Commitment [Line Items]
Contractual Obligation	$ 1,900	$ 1,900